Fees Summary	Nov. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,741,000
Previously Paid Amount	0.00
Total Fee Amount	325.47
Total Offset Amount	0.00
Net Fee	325.47
Narrative - Max Aggregate Offering Price	$ 3,741,000
Final Prospectus	true